================================================================================
                               John Hancock Funds
--------------------------------------------------------------------------------


                                    Financial
                                   Industries
                                      Fund


                                  ANNUAL REPORT


                                October 31, 1996

================================================================================

                                    TRUSTEES
                             EDWARD J. BOUDREAU, JR.
                              DENNIS S. ARONOWITZ*
                            RICHARD P. CHAPMAN, JR.*
                              WILLIAM J. COSGROVE*
                               DOUGLAS M. COSTLE*
                                LELAND O. ERDAHL*
                               RICHARD A. FARRELL*
                                 GAIL D. FOSLER*
                               WILLIAM F. GLAVIN*
                                 ANNE C. HODSDON
                               DR. JOHN A. MOORE*
                              PATI MCGILL PETERSON*
                                 JOHN W. PRATT*
                               RICHARD S. SCIPIONE
                                EDWARD SPELLMAN*
                         *Members of the Audit Committee

                                    OFFICERS
                             EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                               ROBERT G. FREEDMAN
                                Vice Chairman and
                            Chief Investment Officer
                                 ANNE C. HODSDON
                                    President
                                 JAMES B. LITTLE
                            Senior Vice President and
                             Chief Financial Officer
                                 SUSAN B. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                  Second Vice President, and Compliance Officer

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                                 89 SOUTH STREET
                           BOSTON, MASSACHUSETTS 02111

                                 TRANSFER AGENT
                   JOHN HANCOCK INVESTOR SERVICES CORPORATION
                                  P.O. BOX 9116
                        BOSTON, MASSACHUSETTS 02205-9116

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                  HALE AND DORR
                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                              INDEPENDENT AUDITORS
                              PRICE WATERHOUSE LLP
                               160 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110


                               CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

Since late 1994, prospectus simplification has been a major topic in the mutual fund industry. At that time, Securities and Exchange Commission Chairman Arthur Levitt called on fund companies to make their prospectuses more user-friendly. He noted that prospectuses are often overloaded with technical detail and are hard for most investors to understand. Many industry observers agreed, and rightly so.

[A 1 1/4" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

     So it is my pleasure to let you know that after being under development for a year, John Hancock Funds has introduced new simplified and consolidated prospectuses. The prospectuses feature shorter, clearer language with a streamlined design, and they incorporate several funds with similar investment objectives into one document. They cover our income, growth, growth and income, tax-free income, international/global and money market funds. We are gratified at the favorable reviews that our new prospectuses have received from shareholders, financial advisers, industry analysts and the press. We believe they are a bold but sensible step forward. And while they are easier to read, they still comply with all federal and state guidelines.

     We have taken the initiative to create a prospectus that dramatically departs from the norm. Among its most innovative features is a two-page spread highlighting each fund's goals and investment strategy, the types of securities it buys, its portfolio management and risk factors, all in plainer language. Fund expenses and financial highlights are now found here, too, as is a new bar chart that shows year-to-year volatility for each fund. Other features include a better presentation of fund services, a new glossary of investment risks and a discussion about how funds are organized, including a diagram showing the connection of the various players that provide services to your Hancock fund(s).

    We believe we have made a significant advancement in the drive toward better mutual fund prospectuses. We hope you will agree because in the end, we did it for you, our shareholders.

Sincerely,

/s/Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                   BY JAMES K. SCHMIDT, CFA PORTFOLIO MANAGER

                                  John Hancock
                            Financial Industries Fund

                       Financial stocks lead market rally;
                      Fund gets off to an auspicious start

After a blockbuster performance in 1995, investors faced an uncertain environment in early 1996. Concerns over the direction of interest rates, the sustainability of the current economic expansion and the trend in corporate earnings all led to weakness in the bond market and choppiness in the stock market. But since the summer, investors have come around to embracing an outlook of slow and stable growth, and both markets have charged upward. For the period between March 14, 1996, when John Hancock Financial Industries Fund was launched, and October 31, 1996, the broader market, as measured by the Standard & Poor's 500-Stock index, returned 11.18%.

     During that same period, U.S. financial services stocks outperformed the broader market, generally led by larger-capitalization stocks such as money center banks and also specialty finance companies. In this environment, John Hancock Financial Industries Fund benefited even more than its peers. From its inception on March 14, 1996 through October 31, the Fund's Class A shares posted a total return of 29.76% at net asset value, compared to the average financial services fund's 17.24% return for the same period, according to Lipper Analytical Services.1

     Some of the strong performance of the Fund has been due to our decision to emphasize the rapidly growing consumer finance sector. We have participated in several successful IPOs in this area. In addition, we have done well in two niches within the banking sector. We own a basket of small California banks, and two of them have been acquired at prices well in excess of our cost. We own several savings and loans that

[A 2" x 3 1/4" photo of the portfolio management team at bottom right hand corner. Caption reads: "James K. Schmidt (seated), and Fund management team members: (l-r) James Boyd, Patricia Ouimet, Thomas Finucane."]

"...financial services stocks
outperformed the broader market..."

================================================================================
                 John Hancock Funds - Financial Industries Fund

--------------------------------------------------------------------------------
[A chart entitled "Top Five Common Stock Holdings" at top left hand column. Within the chart, there are five listings; 1) Associates First Capital Corp., 2.4%; 2) Fiserv Inc., 2.1%; 3) National Processing Inc., 2.1%; 4) Arden Realty Group, 2.0%; 5) Starwood Lodging Trust, 2.0%. A footnote below states " As a percentage of net assets on October 31, 1996."]
--------------------------------------------------------------------------------

A focus on the consumer
finance sector pays off.

are plaintiffs in "goodwill" lawsuits against the U.S. Government. In July, the Supreme Court handed down a favorable ruling that could set the stage for our holdings to collect significant damage payments.

Investment strategy and stock selection

Our basic strategy is to seek capital appreciation by investing in financial services companies with a positive earnings outlook that are selling at reasonable valuations. We are particularly interested in opportunities created by the restructuring or consolidation of an industry. In the United States, we expect to benefit from continued merger activity among banks and savings and loans. We also are anticipating banks' purchasing non-bank financial companies such as securities brokers and asset managers. Overseas, we believe that selected countries will experience consolidation in their banking systems. In addition, we expect opportunities will be presented by privatization of major financial institutions. Globally, there should be an increasing number of financial transactions executed and processed on an electronic basis. As a result, software companies and service bureaus that become leading vendors to the financial services companies should experience explosive growth. In a world economy characterized by moderate economic expansion, low inflation and stable interest rates, our outlook for financial stocks is very positive.

--------------------------------------------------------------------------------
[Table entitled "Scorecard" at bottom left hand column. The header for the left column is "Investment"' the header for the right column is "Recent performance...and what's behind the numbers." The first listing is Fiserv Inc. followed by an up arrow and the phrase "Leading provider of bank outsourcing services benefits from rising demand." The second listing is TransWorld Bancorp. followed by an up arrow and the phrase "Step-up in consolidation of smaller California banks." The third listing is E*TRADE Group followed by a down arrow and the phrase "Stock choppy after IPO." A footnote below states "See "Schedule of Investments." Investment holdings are subject to change."]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[Bar chart with heading "Fund Performance" at top of right hand column. Under the heading is the footnote "For the period March 14, 1996 through October 31, 1996." The chart is scaled in increments of 10% from top to bottom with 30% at the top and 0% at the bottom. Within the chart, there are two solid bars. The first represents the 29.76% total return for John Hancock Financial Industries
Fund: Class A. The second represents the 17.24% total return for the average financial industries fund. A footnote below states "The total return for John Hancock Financial Industries Fund is at net asset value with all dividends reinvested. The average financial industries fund is tracked by Lipper Analytical Services. (1)"]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Figures from Lipper Analytical Services include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

     This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

     Sector investing is subject to different, and sometimes greater, risks than the market as a whole.

================================================================================

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Financial Industries Fund. Total return is a performance measure that equals the sum of all income and capital gain distributions, assuming reinvestment of these distributions and the change in the price of the Fund's shares, expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 5% for Class A shares. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please see your prospectus for risks associated with industry segment investing.

[NOTE: The hard copy of this page didn't have any charts--only the heading for the Cumulative total return chart]

--------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------

For the period ended September 30, 1996

                                                                         LIFE
                                                                          OF
                                                                         FUND
                                                                         ----
John Hancock Financial Industries Fund: Class A(1)                     20.00%(2)

                              Notes to Performance

(1)  Class A shares commenced on March 14, 1996.

(2) Effective March 14, 1996 (commencement of operations), the Adviser has voluntarily undertaken to limit the Fund's expenses, including the management fee (but not including the 12b-1 fee or any other class specific expense) to 0.90% of the Fund's daily net asset value. Without the limitations of expenses, the average annual total return since inception would have been 13.05%.

================================================================================

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The chart on the right shows how much a $10,000 investment in the John Hancock Financial Industries Fund would be worth on October 31, 1996, assuming you had invested on the day shares started and have reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Stock Index -- an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance.

--------------------------------------------------------------------------------
[Line chart with the heading Financial Industries Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The third line represents the value of the Standard & Poor's 500 Stock Index and is equal to $11,175 as of October 31, 1996.

The second line represents the value of the hypothetical $10,000 investment made in the Financial Industries Fund, after sales charge, on March 14, 1996, and is equal to $12,324 as of October 31, 1996.

The first line represents the Financial Industries Fund, before sales charge, and is equal to $12,976 as of October 31, 1996.]
--------------------------------------------------------------------------------

================================================================================
                              FINANCIAL STATEMENTS

                 John Hancock Funds - Financial Industries Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 1996.
You'll also find the net asset value for each share as of that date.

Statement of Assets and Liabilities
October 31, 1996
--------------------------------------------------------------------------------
Assets:
  Investments at value - Note C:
    Common stocks (cost - $769,345) .............................       $897,731
    Short-term investments (cost - $8,000) ......................          8,000
    Corporate savings account ...................................            834
                                                                        --------
                                                                         906,565
  Receivable for shares sold ....................................          1,324
  Dividends and interest receivable .............................            666
  Deferred organization expenses - Note A .......................         22,241
                                                                        --------
                       Total Assets .............................        930,796
                       ---------------------------------------------------------

Liabilities:
  Payable for investments purchased .............................          7,500
  Payable to John Hancock Advisers, Inc. and
    affiliates - Note B .........................................         11,324
  Accounts payable and accrued expenses .........................         16,680
                                                                        --------
                       Total Liabilities ........................         35,504
                       =========================================================

Net Assets:
  Capital paid-in ...............................................        711,607
  Accumulated net realized gain on investments ..................         53,523
  Net unrealized appreciation of investments ....................        128,386
  Undistributed net investment income ...........................          1,776
                                                                        --------
                       Net Assets ...............................       $895,292
                       =========================================================

Net Asset Value Per Share:
  (Based on 81,137 shares of beneficial interest
  outstanding - unlimited number of shares authorized
  with no par value) Class A ....................................       $  11.03
  ==============================================================================

Maximum Offering Price Per Share*:
  ($11.03 x 105.26%) ............................................       $  11.61
  ==============================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.


The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains for the period stated.

Statement of Operations
For the period March 14, 1996 (commencement of operations) to October 31, 1996
--------------------------------------------------------------------------------
Investment Income:
  Dividends (net of foreign withholding taxes of $11) ..........      $   5,011
  Interest .....................................................          2,515
                                                                      ---------
                                                                          7,526
                                                                      ---------
  Expenses:
    Investment management fee - Note B .........................          3,842
    Auditing fee ...............................................          8,530
    Printing ...................................................          5,592
    Custodian fee ..............................................          5,390
    Registration and filing fees ...............................          4,492
    Organization expense - Note A ..............................          3,239
    Distribution fee - Note B ..................................          1,441
    Transfer agent fee - Note B ................................            963
    Legal fees .................................................            230
    Miscellaneous ..............................................            129
    Financial service fee - Note B .............................             51
                                                                      ---------
                       Total Expenses ..........................         33,899
                       Less expense reductions - Note B ........        (28,136)
                       ---------------------------------------------------------

                       Net Expenses ............................          5,763
                       ---------------------------------------------------------

                       Net Investment Income ...................          1,763
                       ---------------------------------------------------------

Realized and Unrealized Gain on Investments:
  Net realized gain on investments sold ........................         53,523
  Net realized gain on foreign currency transactions ...........             13
  Change in net unrealized appreciation/depreciation
     of investments ............................................        128,386
                                                                      ---------
                       Net Realized and Unrealized
                       Gain on Investments .....................        181,922
                       ---------------------------------------------------------

                       Net Increase in Net Assets
                       Resulting from Operations ...............      $ 183,685
                       =========================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                 John Hancock Funds - Financial Industries Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD FROM
                                                                          MARCH 14, 1996
                                                                         (COMMENCEMENT OF
                                                                          OPERATIONS) TO
                                                                         OCTOBER 31, 1996
                                                                         ----------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income .................................................   $  1,763
  Net realized gain on investments sold and foreign currency transactions     53,536
  Change in net unrealized appreciation/(depreciation) of investments ...    128,386
                                                                            --------
    Net Increase in Net Assets from Operations ..........................    183,685
                                                                            --------

From Fund Share Transactions-- Net*: ....................................    211,607
                                                                            --------

Net Assets:
  Beginning of period ...................................................    500,000
                                                                            --------
  End of period (including undistributed net investment income of $1,776)   $895,292
                                                                            ========

*  Analysis of Fund Share Transactions:

                                                               FOR THE PERIOD FROM MARCH 14, 1996
                                                                (COMMENCEMENT OF OPERATIONS) TO
                                                                       OCTOBER 31, 1996
                                                               ----------------------------------
                                                                     SHARES       AMOUNT
                                                                    ---------    ---------
Shares sold .................................................          31,545    $ 301,830
Less shares repurchased .....................................          (9,232)     (90,223)
                                                                    ---------    ---------
Net increase ................................................          22,313      211,607
Initial Investment by John Hancock Advisers, Inc. - Note B ..          58,824      500,000
                                                                    ---------    ---------
Net increase and shares outstanding end of period ...........          81,137    $ 711,607
                                                                    =========    =========


The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold and repurchased during the period, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                 John Hancock Funds - Financial Industries Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                FOR THE PERIOD FROM MARCH 14, 1996
                                                                 (COMMENCEMENT OF OPERATIONS) TO
                                                                        OCTOBER 31, 1996
                                                                ----------------------------------
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period ..........................            $    8.50(b)
                                                                             ---------
  Net Investment Income .........................................                 0.02(d)
  Net Realized and Unrealized Gain on Investments ...............                 2.51
                                                                             ---------
    Total from Investment Operations ............................                 2.53
                                                                             ---------
  Net Asset Value, End of Period ................................            $   11.03
                                                                             =========

  Total Investment Return at Net Asset Value (e) ................                29.76%(c)
  Total Adjusted Investment Return at Net Asset Value (a) (e) ...                26.04%(c)

Ratios and Supplemental Data
  Net Assets, End of Period (000's omitted) .....................            $     895
  Ratio of Expenses to Average Net Assets .......................                 1.20%*
  Ratio of Adjusted Expenses to Average Net Assets (a) ..........                 7.07%*
  Ratio of Net Investment Income to Average Net Assets ..........                 0.37%*
  Ratio of Adjusted Net Investment Loss to Average Net Assets (a)                (5.50%)*
  Portfolio Turnover Rate .......................................                   31%
  Average Brokerage Commission Rate (f) .........................            $  0.0649

  * On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) On average month end shares outstanding.
(e) Total investment return does not reflect the effect of sales charges.
(f) Per portfolio share traded.


The Financial Highlights summarizes the impact of the following factors on a single share for the period indicated: the net investment income, gains (losses), and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                 John Hancock Funds - Financial Industries Fund

Schedule of Investments
October 31, 1996
--------------------------------------------------------------------------------

                                                              NUMBER OF   MARKET
DESCRIPTION, ISSUER                                             SHARES    VALUE
-------------------                                             ------    -----

COMMON STOCKS
Banks - Foreign (0.80%)
  Bank of Scotland (United Kingdom) ......................        509   $  2,346
  National Bank of Canada (Canada) .......................        500      4,847
                                                                        --------
                                                                           7,193
                                                                        --------
Banks - Midwest (3.08%)
  Mercantile Bancorp .....................................        250     12,406
  Mississippi Valley Bancshares, Inc. ....................        400     15,200
                                                                        --------
                                                                          27,606
                                                                        --------
Banks - Northeast (4.58%)
  First Financial Corp. ..................................      1,000      9,250
  FNB Rochester Corp.* ...................................      1,250     14,531
  Vermont Financial Services Corp. .......................        500     17,250
                                                                        --------
                                                                          41,031
                                                                        --------
Banks - Southeast (0.92%)
  American Bancshares, Inc.* .............................      1,000      8,250
                                                                        --------
Banks - Super Regional (2.62%)
  Fleet Financial Group, Inc. ............................        250     12,469
  Norwest Corp. ..........................................        250     10,969
                                                                        --------
                                                                          23,438
                                                                        --------
Banks - West (8.34%)
  Cupertino National Bancorp .............................        900     14,175
  SJNB Financial Corp. ...................................        500      9,969
  TransWorld Bancorp.* ...................................      1,125     17,719
  United Security Bancorp.* ..............................        500      6,938
  Vallicorp Holdings, Inc. ...............................        500      7,875
  Ventura County National Bancorp.* ......................      1,500      7,313
  West Coast Bancorp .....................................        625     10,625
                                                                        --------
                                                                          74,614
                                                                        --------
Broker Services (7.49%)
  E* TRADE Group, Inc.* ..................................      1,000     11,125
  Edwards (A.G.), Inc. ...................................        500     14,937
  EVEREN Capital Corp.* ..................................        500      9,875
  Lehman Brothers Holdings, Inc. .........................        700     17,588
  Salomon, Inc. ..........................................        300     13,537
                                                                        --------
                                                                          67,062
                                                                        --------
Business Services - Misc (5.38%)
  Concord EFS, Inc.* .....................................        200      5,800
  First Data Corp. .......................................        200     15,950

The Schedule of Investments is a complete list of all securities owned by Financial Industries Fund on October 31, 1996. It's divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                              NUMBER OF   MARKET
DESCRIPTION, ISSUER                                             SHARES    VALUE
-------------------                                             ------    -----

Business Services - Misc (continued)
  First USA Paymentech, Inc.* ............................        200   $  7,400
  National Processing, Inc.* .............................      1,000     19,000
                                                                        --------
                                                                          48,150
                                                                        --------
Computer - Services (5.75%)
  BISYS Group, Inc. (The)* ...............................        300     11,175
  CCC Information Services Group* ........................        500      9,375
  Computer Sciences Corp.* ...............................        158     11,731
  Fiserv Inc.* ...........................................        500     19,187
                                                                        --------
                                                                          51,468
                                                                        --------
Computer - Software (2.78%)
  CFI Proservices, Inc.* .................................        300      5,850
  Digex Inc.* ............................................      1,000     10,937
  Intuit, Inc.* ..........................................        300      8,100
                                                                        --------
                                                                          24,887
                                                                        --------
Finance - Consumer Loans (21.64%)
  Aames Financial Corp. ..................................        250     11,156
  Advanta Corp. (Class A)* ...............................        250     12,078
  Associates First Capital Corp. .........................        500     21,687
  Beneficial Corp. .......................................        200     11,700
  Capital One Financial Corp. ............................        400     12,450
  Cityscape Financial Corp.* .............................        300      7,725
  ContiFinancial Corp.* ..................................        400     13,000
  Dean Witter Discover & Co. .............................        300     17,662
  First USA, Inc. ........................................        200     11,500
  IMC Mortgage Co.* ......................................        400     15,000
  Imperial Credit Industries, Inc.* ......................        800     14,500
  Metris Companies, Inc.* ................................        400      9,500
  Onyx Acceptance Corp.* .................................        800      8,200
  RAC Financial Group, Inc.* .............................        250     15,000
  Southern Pacific Funding Corp.* ........................        400     12,600
                                                                        --------
                                                                         193,758
                                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                 John Hancock Funds - Financial Industries Fund

                                                              NUMBER OF   MARKET
DESCRIPTION, ISSUER                                             SHARES    VALUE
-------------------                                             ------    -----

Finance - Investment Management (1.87%)
  Alliance Capital Management, L.P. ......................        600   $ 16,725
                                                                        --------
Finance - Savings & Loan (10.89%)
  American Federal Bank ..................................        500      9,188
  Cardinal Bancshares, Inc. ..............................        200      8,875
  Coast Savings Financial, Inc.* .........................        450     14,794
  First Colorado Bancorp., Inc. ..........................        700     10,938
  Pacific Crest Capital, Inc.* ...........................      1,500     14,625
  PALFED, Inc. ...........................................        800     10,500
  Pamrapo Bancorp., Inc. .................................        500      9,938
  Security First Network Bank* ...........................        800     11,600
  Sterling Financial Corp.* ..............................        500      7,000
                                                                        --------
                                                                          97,458
                                                                        --------
Finance - SBIC & Commercial (6.61%)
  Financial Federal Corp.* ...............................        600      8,400
  Medallion Financial Corp.* .............................        700     10,063
  Newcourt Credit Group, Inc. (Canada) ...................        500     15,510
  Sirrom Capital Corp. ...................................        400     14,600
  Willis Lease Finance Corp.* ............................      1,000     10,625
                                                                        --------
                                                                          59,198
                                                                        --------
Insurance - Brokers (1.16%)
  Marsh & McLennan Cos., Inc. ............................        100     10,413
                                                                        --------
Insurance - Multi Line (2.54%)
  Allamerica Financial Corp. .............................        200      6,075
  Enhance Financial Services Group, Inc. .................        500     16,687
                                                                        --------
                                                                          22,762
                                                                        --------
Insurance - Property & Casualty (6.81%)
  Ace, Ltd. ..............................................        250     13,687
  Aetna, Inc. ............................................        200     13,375
  General Re Corp. .......................................         75     11,044
  St. Paul Cos., Inc. ....................................        200     10,875
  Travelers/Aetna Property Casualty Corp. (Class A) ......        400     12,000
                                                                        --------
                                                                          60,981
                                                                        --------
Mortgage & RE Services (0.61%)
  Matrix Capital Corp.* ..................................        500      5,500
                                                                        --------
Mortgage & REIT (5.19%)
  Arden Realty Group, Inc.* ..............................        800     18,100
  Prentiss Properties Trust* .............................        500     10,312
  Starwood Lodging Trust .................................        400     18,000
                                                                        --------
                                                                          46,412
                                                                        --------
Retail - Misc./Diversified (0.88%)
  Ugly Duckling Corp.* ...................................        500      7,875
                                                                        --------
Telecom - Services (0.33%)
  RMH Teleservices, Inc.* ................................        400      2,950
                                                                        --------
                                        TOTAL COMMON STOCK
                                           (Cost $769,345)    (100.27%)  897,731
                                                             --------   --------

                                                  INTEREST   PAR VALUE    MARKET
ISSUER, DESCRIPTION                                 RATE  (000'S OMITTED) VALUE
-------------------                                 ----  --------------- -----

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (0.90%)
  Investment in a joint repurchase
    agreement transaction with
    SBC Capital Markets, Inc.
    Dated 10-31-96, due 11-01-96
    (secured by US Treasury Bonds,
    10.375% due 11-15-12,
    12.00% due 8-15-13,
    11.25% due 2-15-15 and
    6.25% due 8-15-23) Note A....................   5.54%     $      8  $  8,000
                                                                        --------
Corporate Savings Account (0.09%)
  Investors Bank & Trust Company
    Daily Interest Savings Account
    Current Rate 4.75% ..........................                            834
                                                                        --------
                             TOTAL SHORT-TERM INVESTMENTS       (0.99%)    8,834
                                                             --------   --------
                                        TOTAL INVESTMENTS     (101.26%) $906,565
                                                             ========   ========

* Non-Income producing security.

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                 John Hancock Funds - Financial Industries Fund

NOTE A --
ACCOUNTING POLICIES

Freedom Investment Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of four series: John Hancock Financial Industries Fund (the "Fund", which commenced operations on March 14, 1996), John Hancock Regional Bank Fund, John Hancock Disciplined Growth Fund, and John Hancock Managed Tax-Exempt Fund. The other three series of the Trust are reported in separate financial statements. The investment objective of the Fund is to seek capital appreciation through investments in financial services companies.

     The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. There were no Class B shares outstanding during the period ended October 31, 1996.

     Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing sources or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days or less are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For Federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities may be treated as ordinary income even though such items are gains and losses for accounting purposes.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date, or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

     The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                 John Hancock Funds - Financial Industries Fund

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate applicable to each class.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five year period that commenced with the investment operations of the Fund.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that not offset by the currency amount of the underlying transaction.

     There were no open forward foreign currency contracts at October 31, 1996.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                 John Hancock Funds - Financial Industries Fund

specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin", to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

     For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

     At October 31, 1996, there were no open positions in financial futures contracts.

OPTIONS Listed options are valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the written option.

     The Fund may use options contracts to manage its exposure to the stock market. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

     The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

     Risks may also arise if counterparties do not perform under the contracts' terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counter- parties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit risk and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

     At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

     There were no written option transactions for the period ended October 31, 1996.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value, and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

     In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                 John Hancock Funds - Financial Industries Fund

     The Adviser has agreed to limit Fund expenses, including the management fee (but not including the 12b-1 fee or any other class specific expense), to 0.90% of the Fund's daily net assets. Accordingly, the reduction in expenses amounted to $28,136 for the period ended October 31, 1996. The Adviser reserves the right to terminate this limit in the future.

     The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended October 31, 1996, net sales charges received with regard to sales of Class A shares amounted to $43. Out of this amount, $1 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $42 was paid as sales commissions to unrelated broker dealers.

     In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of these payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

     The Fund has a transfer agent agreement with John Hancock Investor Services, Corp. ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

     On August 27, 1996, the Board of Trustees approved retroactively to July 1, 1996 an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for 1996 is estimated to be at an annual rate of 0.01875% of the average net assets of the Fund.

     Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The Adviser owns 58,824 shares of beneficial interest of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended October 31, 1996, aggregated $919,453 and $203,644, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended October 31, 1996.

     The cost of investments owned at October 31, 1996 (excluding the corporate savings account) for federal income tax purposes was $777,345. Gross unrealized appreciation and depreciation of investments aggregated $150,293 and $21,907, respectively, resulting in net unrealized appreciation of $128,386.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                 John Hancock Funds - Financial Industries Fund

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the period ended October 31, 1996, the Fund has reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $13 and an increase in undistributed net investment income of $13. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1996. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of foreign currency gains and losses in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

================================================================================

                 John Hancock Funds - Financial Industries Fund

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of
John Hancock Financial Industries Fund and the Trustees of Freedom Investment Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Financial Industries Fund (the "Fund") (series of Freedom Investment Trust) at October 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period from March 14, 1996 (commencement of operations) to October 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and the significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
BOSTON, MASSACHUSETTS
DECEMBER 12, 1996


SHAREHOLDER MEETING (UNAUDITED)

On June 26, 1996, a special meeting of John Hancock Financial Industries Fund was held.

     The Shareholders approved an Amended and Restated Declaration of Trust. The shareholder votes were 67,819 FOR, 0 AGAINST and 166 ABSTAINING.

     The Shareholders elected the following Trustees with the votes as indicated:

NAME OF TRUSTEE                                      FOR          WITHHELD
---------------                                      ---          --------
Dennis S. Aronowitz .........................       67,986            0
Edward J. Boudreau, Jr ......................       67,819          166
Richard P. Chapman, Jr ......................       67,986            0
William J. Cosgrove .........................       67,986            0
Douglas M. Costle ...........................       67,986            0
Leland O. Erdahl ............................       67,986            0
Richard A. Farrell ..........................       67,986            0
Gail D. Fosler ..............................       67,986            0
William F. Glavin ...........................       67,986            0
Anne C. Hodsdon .............................       67,986            0
Dr. John A. Moore ...........................       67,986            0
Patti McGill Peterson .......................       67,986            0
John W. Pratt ...............................       67,986            0
Richard S. Scipione .........................       67,986            0
Edward J. Spellman ..........................       67,986            0

TAX INFORMATION NOTICE (UNAUDITED)

For Federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during the fiscal period ended October 31, 1996.

     The Fund has not paid any distributions of ordinary income dividends or capital gains during the fiscal year ended October 31, 1996. It is anticipated that there will be a distribution from sales of securities to shareholders of record on December 23, 1996 and payable December 30, 1996. Shareholders will receive a 1996 U.S. Treasury Department Form 1099-DIV in January 1997 representing their proportionate share.

================================================================================
                                     NOTES

                 John Hancock Funds - Financial Industries Fund

================================================================================
                                     NOTES

                 John Hancock Funds - Financial Industries Fund

================================================================================

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101 HUNTINGTON AVENUE BOSTON, MA 02199-7603
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     This report is for the information of shareholders of the John Hancock
Financial Industries Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."]
                                                                     7000A 10/96
                                                                           12/96